Profit or Loss From Continuing Operations Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) profit from continuing operations before income taxes	$ 15,056	93,815	59,616	(233,127)	$ (11,900)	(74,140)	(4,912)	(282,527)	$ 26,956	167,955	64,528	49,400